Expense Example - Great-West Inflation-Protected Securities Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years
USD ($)	36	117	206	466	72	319	585	1,347